Basis of Presentation and Significant Accounting Policies Change in Accounting Policy (Change from LIFO to Average Cost (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of materials (exclusive of depreciation and amortization)									$ 581,210	$ 652,427	$ 692,173
Operating Income (Loss)									(188,096)	(109,193)	(28,868)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture									(234,925)	(153,352)	(73,759)
Income tax (benefit) expense									(23,570)	(22,943)	(24,898)
Income (Loss) from Continuing Operations Before Equity in Earnings (Losses) of joint venture									(211,355)	(130,409)	(48,861)
Net loss	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	$ (29,684)	$ (8,028)	$ (67,066)	$ (14,610)	$ (209,765)	$ (119,388)	$ (39,533)
Net basic and diluted loss per share	$ (5.11)	$ (1.18)	$ (1.97)	$ (0.65)	$ (1.27)	$ (0.34)	$ (2.87)	$ (0.63)	$ (8.91)	$ (5.11)	$ (1.70)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									$ 9,937	$ (12,996)	$ 4,623
Other Comprehensive (Loss) Income									3,295	(18,373)	2,328
Comprehensive Income (Loss)									(206,470)	(137,761)	(37,205)
Inventory, Net	$ 216,090				$ 340,310				216,090	340,310
Deferred income tax liability	4,169				28,729				4,169	28,729
(Accumulated deficit) retained earnings	(145,309)				64,456				(145,309)	64,456		$ 84,138
Accumulated other comprehensive loss	$ (33,821)				(37,116)				(33,821)	(37,116)	(18,743)
Deferred tax (benefit) expense									(25,789)	(21,077)	(28,870)
Increase (Decrease) in Inventories									$ 64,019	(20,013)	95,978
Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of materials (exclusive of depreciation and amortization)										746,443	779,208
Operating Income (Loss)										(98,874)	(15,672)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture										(143,745)	(60,744)
Income tax (benefit) expense										(1,353)	(19,795)
Income (Loss) from Continuing Operations Before Equity in Earnings (Losses) of joint venture										(142,392)	(40,949)
Net loss										$ (134,701)	$ (33,962)
Net basic and diluted loss per share										$ (5.77)	$ (1.46)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax										$ (21,445)	$ 4,623
Other Comprehensive (Loss) Income										(26,822)	2,328
Comprehensive Income (Loss)										(161,523)	(31,634)
Inventory, Net					236,932					236,932
Deferred income tax liability					8,360					8,360
(Accumulated deficit) retained earnings					(29,424)					(29,424)
Accumulated other comprehensive loss					(45,565)					(45,565)
Deferred tax (benefit) expense										184	(24,089)
Increase (Decrease) in Inventories										26,941	87,316
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of materials (exclusive of depreciation and amortization)										3,965	8,918
Operating Income (Loss)										(3,965)	(8,918)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture										(3,965)	(8,918)
Income tax (benefit) expense										(19,278)	(3,347)
Income (Loss) from Continuing Operations Before Equity in Earnings (Losses) of joint venture										15,313	(5,571)
Net loss										$ 15,313	$ (5,571)
Net basic and diluted loss per share										$ 0.66	$ (0.24)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax										$ 8,449	$ 0
Other Comprehensive (Loss) Income										8,449	0
Comprehensive Income (Loss)										23,762	(5,571)
Inventory, Net					122,698					122,698
Deferred income tax liability					20,369					20,369
(Accumulated deficit) retained earnings					93,880					93,880
Accumulated other comprehensive loss					8,449					8,449
Deferred tax (benefit) expense										(19,278)	(3,347)
Increase (Decrease) in Inventories										(3,965)	8,918
As adjusted for change in accounting policy [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of materials (exclusive of depreciation and amortization)										750,408	788,126
Operating Income (Loss)										(102,839)	(24,590)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture										(147,710)	(69,662)
Income tax (benefit) expense										(20,631)	(23,142)
Income (Loss) from Continuing Operations Before Equity in Earnings (Losses) of joint venture										(127,079)	(46,520)
Net loss										$ (119,388)	$ (39,533)
Net basic and diluted loss per share										$ (5.11)	$ (1.70)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax										$ (12,996)	$ 4,623
Other Comprehensive (Loss) Income										(18,373)	2,328
Comprehensive Income (Loss)										(137,761)	(37,205)
Inventory, Net					359,630					359,630
Deferred income tax liability					28,729					28,729
(Accumulated deficit) retained earnings					64,456					64,456
Accumulated other comprehensive loss					(37,116)					(37,116)
Deferred tax (benefit) expense										(19,094)	(27,436)
Increase (Decrease) in Inventories										(22,976)	96,234
Discontinued Operations Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of materials (exclusive of depreciation and amortization)										(97,981)	(95,953)
Operating Income (Loss)										(6,354)	(4,278)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture										(5,642)	(4,097)
Income tax (benefit) expense										(2,312)	(1,756)
Income (Loss) from Continuing Operations Before Equity in Earnings (Losses) of joint venture										(3,330)	(2,341)
Net loss										$ 0	$ 0
Net basic and diluted loss per share										$ 0.00	$ 0.00
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax										$ 0	$ 0
Other Comprehensive (Loss) Income										0	0
Comprehensive Income (Loss)										0	0
Inventory, Net					(19,320)					(19,320)
Deferred income tax liability					0					0
(Accumulated deficit) retained earnings					0					0
Accumulated other comprehensive loss					$ 0					0
Deferred tax (benefit) expense										(1,983)	(1,434)
Increase (Decrease) in Inventories										$ 2,963	$ (256)